17010648

Nasdaq Stock Market

Received SEC

OCT 25 2017

Washington, DC 20549

001-38261

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

September 25, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CENTNAS

Dear Mr. Thomas:

This is to certify that on September 24, 2017 The Nasdaq Stock Market (the "Exchange") received from CM Seven Star Acquisition Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Ordinary Shares, $0.0001 par value
Rights
Warrants
Units

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery